Segment Reporting (Schedule of Information on Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total revenues	$ 64,947	$ 36,379	$ 26,096
U.S.A. [Member]
Disclosure of geographical areas [line items]
Total revenues	59,525	30,716	20,271
International [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 5,422	$ 5,663	$ 5,825